Statement of comprehensive income, profit or loss, by function of expense (Statement) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Interest income	€ 10,962,000,000	€ 11,828,000,000
Interest expense	4,007,000,000	4,267,000,000
Interest income (expense)	6,955,000,000	7,561,000,000
Dividend income	125,000,000	74,000,000
Share of profit (loss) of associates and joint ventures accounted for using equity method	(5,000,000)	(17,000,000)
Fee and commission income	3,311,000,000	2,987,000,000
Fee and commission expense	996,000,000	929,000,000
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net	121,000,000	202,000,000
Gains or losses on financial liabilities and liabilities held for trading net	463,000,000	270,000,000
Gains (losses) on financial assets not designated as held for sale through profit or loss, mandatorily measured at fair value	280,000,000	129,000,000
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net	96,000,000	203,000,000
Gains (losses) on hedging instrument, fair value hedges	(81,000,000)	35,000,000
Gains (losses) on exchange differences on translation, net of tax	206,000,000	176,000,000
Other operating income	340,000,000	221,000,000
Other operating expense	997,000,000	814,000,000
Income arising from insurance contracts	1,350,000,000	1,307,000,000
Expense arising from insurance contracts	909,000,000	765,000,000
Gross profit	10,259,000,000	10,639,000,000
Administration cost	3,983,000,000	3,999,000,000
Employee benefits expense	2,371,000,000	2,385,000,000
Other administrative expense	1,612,000,000	1,614,000,000
Depreciation and amortisation expense	615,000,000	661,000,000
Provision or reversal of provisions	928,000,000	518,000,000
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss	1,580,000,000	3,572,000,000
Impairment financial assets measured at cost	1,587,000,000	3,502,000,000
Impairment Financial Assets Measured At Fair Value Through Other Comprehensive Income	(8,000,000)	70,000,000
Profit (loss) from operating activities	3,153,000,000	1,889,000,000
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates	0	60,000,000
Impairment or reversal of impairment on non financial assets	196,000,000	65,000,000
Impairment tangible assets	158,000,000	62,000,000
Impairment intangible assets	5,000,000	3,000,000
Other impairment non financial assets	33,000,000	0
Gains(losses) on derecognized of non financial assets and subsidiaries net	5,000,000	3,000,000
Negative goodwill recognised in profit and loss	0	0
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	(73,000,000)	(10,000,000)
Profit (loss) before tax	2,889,000,000	1,757,000,000
Tax expense (income)	782,000,000	477,000,000
Profit (loss) from continuing operations	2,107,000,000	1,281,000,000
Profit (loss) from discontinued operations	280,000,000	(2,104,000,000)
Profit (loss)	2,387,000,000	(823,000,000)
Profit (loss), attributable to non-controlling interests	476,000,000	333,000,000
Profit (loss), attributable to owners of parent	€ 1,911,000,000	€ (1,157,000,000)
Basic earnings (loss) per share	€ 0.26	€ (0.20)
Basic earnings (loss) per share from continuing operations	0.21	0.11
Diluted earnings (loss) per share from continuing operations	0.21	0.11
Basic earnings (loss) per share from discontinued operations	0.04	(0.32)
Diluted earnings (loss) per share from discontinued operations	€ 0.04	€ (0.32)